Leases (Details Narrative) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 02, 2019	Jan. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating lease right-of-use assets			$ 72	$ 53
Operating lease liabilities			72	89
Lease description	The Company recognized ROU assets of approximately USD 19 thousand and lease liabilities of approximately USD 19 thousand for its operating leases of real estate and vehicles. The Company has elected the short-term lease exception for leases with a term of 12 months or less. As part of this election it will not recognize right-of-use assets and lease liabilities on the balance sheet for leases with terms less than 12 months.
Monthly lease, payments			12	29
Lease expenses			$ 27	$ 89
Weighted average remaining lease term			1 year 18 days	1 year 4 months 24 days
Weighted average discount rate			10.00%	10.00%
Lease Agreement [Member]
Lease description			In January 2020, ScoutCam Ltd. entered into a lease agreement for office space in Omer, Israel. The agreement is for 11 months beginning on February 1, 2020. Monthly lease payments under the agreement are approximately $6 thousand. Lease expenses recorded in the interim consolidated statements of operations were $15 thousand for the three months ended March 31, 2020.
Monthly lease, payments		$ 6
Lease expenses			$ 15